Subsequent Events (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		4 Months Ended	12 Months Ended
	May 12, 2021	May 04, 2021	Apr. 08, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2020	Jun. 04, 2019
Preferred stock, par value							$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized							10,000,000		10,000,000	10,000,000	10,000,000	10,000,000
Number of shares issued						8,600,298
Net proceeds for preferred stock											$ 125,000
Proceeds from convertible note							$ 150,000	$ 175,000		856,000	$ 1,000,000
Debt principal amount							$ 2,490,224		$ 2,458,024	$ 2,458,024
Debt instrument, interest rate							2.00%		2.00%	2.00%	2.00%
Stock issued during the period convertible, shares							37,538,998		49,110,845
Warrant [Member]
Warrants to purchase of shares													6,250,000
Warrant exercise price													$ 0.0855
Series D Preferred Stock [Member]
Preferred stock, shares authorized							1,000		1,000	1,000	400
Stock issued during the period convertible, shares
Series C Preferred Stock [Member]
Preferred stock, shares authorized							129,559		129,559	129,559	129,559
Stock issued during the period convertible, shares
Subsequent Event [Member]
Number of shares issued	100,448,779			41,000,000
Subsequent Event [Member] | GHS Agreement [Member] | Warrant [Member]
Warrants to purchase of shares	1,500,000
Warrant exercise price	$ 0.001
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Preferred stock, par value					$ 0.001
Subsequent Event [Member] | Series D Preferred Stock [Member]
Preferred stock, par value					$ 1,200
Preferred stock, shares authorized					1,000
Preferred stock dividend percentage					8.00%
Subsequent Event [Member] | Series D Preferred Stock [Member] | GHS Agreement [Member]
Number of shares issued	150
Net proceeds for preferred stock	$ 146,500
Subsequent Event [Member] | Series D Preferred Stock [Member] | GHS Investments, LLC [Member] | Securities Purchase Agreement [Member]
Number of shares issued			400
Net proceeds for preferred stock			$ 427,600
Warrants to purchase of shares			40,000,000
Warrant exercise price			$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Proceeds from convertible note		$ 150,000
Debt instrument, convertible note percent		10.00%
Debt principal amount		$ 169,125
Debt instrument, maturity date		May 04, 2022
Debt instrument, interest rate		10.00%
Debt instrument, description		The Power Up May 2021 Note is convertible into shares of the Company's common stock at any time at a conversion price (the "Conversion Price"), which shall equal the Variable Conversion Price. The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.
Subsequent Event [Member] | Series C Preferred Stock [Member]
Stock issued during the period convertible, shares				41,000